NOTE 7 - Property, Plant and Equipment, Net: Schedule of Propety, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2025
Tables/Schedules
Schedule of Propety, Plant and Equipment

	Laboratory equipment	Furniture and office equipment	Leasehold improvements	Computers and other related	Factories	Total
Cost:
As of January 1, 2024	830	89	400	127	4,176	5,622
Additions	60	-	-	11	4,204	4,275
Disposals (*)	-	-	-	-	-	-
As of December 31, 2024	890	89	400	138	8,380	9,897
Additions	105	2	-	1	932	1,040
Reclassifications	-	-	-	(4)	4	-
Disposals (*)	(165)	-	(157)	(97)	(12)	(431)
As of December 31, 2025	830	91	243	38	9,304	10,506
Accumulated depreciation:
As of January 1, 2024	739	53	246	115	543	1,696
Additions	31	9	23	9	379	451
Disposals (*)	-	-	-	-	-	-
As of December 31, 2024	770	62	269	124	922	2,147
Additions	35	8	21	8	392	464
Reclassifications	-	(5)	5	-	-	-
Disposals (*)	(165)	-	(157)	(97)	(12)	(431)
As of December 31, 2025	640	65	138	35	1,302	2,180
Net Book Value:
As of December 31, 2025	190	26	105	3	8,002	8,326
As of December 31, 2024	120	27	131	14	7,458	7,750